Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,006,532.00
Previously Paid Amount	114,825.00
Total Fee Amount	114,826.00
Total Offset Amount	0.00
Net Fee	$ 1.00